Note 36 - Related Party Transactions - Transactions with Subsidiaries, Joint Ventures and Associates - Loans (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Loans (Transactions with Subsidiaries, Joint Ventures and Associates)
Loans outstanding, beginning of year		€ 119	[1]	€ 153
Movement in loans during the period		(98)		(34)
Changes in the group of consolidated companies		0		0
Exchange rate changes/other		23		0
Loans outstanding, end of year	[1]	44		119
Other credit risk related transactions:
Allowance for loan losses		1		0
Provision for loan losses		0		0
Guarantees and commitments		€ 1		€ 5

[1]	Loans past due were € 0 million as of December 31, 2023 and € 0 million as of December 31, 2022. For the total loans the Group held collateral of € 0 million and € 0 million as of December 31, 2023 and December 31, 2022, respectively